Annual Total Returns[BarChart] - Nationwide Mid Cap Market Index Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.81%)	17.19%	32.72%	9.08%	(2.77%)	19.88%	15.44%	(11.64%)	25.34%	12.79%